Risks and concentration - Schedules of Concentration of Risk, by Risk Factor (Detail) - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Customer A [Member]
Concentration Risk [Line Items]
Concentration Risk	0.00%	42.00%	47.00%
Customer B [Member]
Concentration Risk [Line Items]
Concentration Risk	31.00%	1.00%	33.00%
Customer C [Member]
Concentration Risk [Line Items]
Concentration Risk	0.00%	1.00%	17.00%
Customer D [Member]
Concentration Risk [Line Items]
Concentration Risk	20.00%	56.00%	1.00%
Customer E [Member]
Concentration Risk [Line Items]
Concentration Risk	10.00%	0.00%	0.00%